Contract Balances - Schedule of Related to Enforceable Contracts (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract balances:
Accounts receivable	$ 568,531,499	$ 265,864,685
Contract assets
Contract liabilities	$ 753,251	$ 450,360	$ 326,044